Information Concerning the Group's Consolidated Operations - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated operations [line items]
Increase / (Decrease) in interest expense on lease liabilities	$ (100)		$ 300
Increase (decrease) in foreign exchange gains	1,100
Increase (decrease) in foreign exchange gains			(1,000)
Gain in Fair Value of SIA Derivative Instrument			14,300
Change in fair value	12,800
Gain on change in fair value	0	$ 3,395	1,766	$ 18,966
Decrease /increase in income from cash, cash equivalents and financial assets			4,000
Gain in fair value of foreign exchange derivatives			6,000
Decrease in financial investments gain	600
Decrease /increase in financial Expenses	3,000	3,000	18,300	18,300
Increase/ Decrease in foreign exchange losses	15,700		22,500
Increase on loans interest	300
Net foreign exchange loss	17,400	1,700
Decrease In Financial Income	2,800	2,800	17,800	17,800
Increase (decrease) in research tax credit			(500)	(500)
Decrease in research and development expense	400	400	800	800
Personnel expenses	11,802	10,818	23,460	22,983
Increase in selling, general and administrative expenses	1,200	1,200	800	800
Decrease in other income			600	600
Revenues	$ 16,725	$ 8,061	$ 27,380	$ 12,589
Effective income tax rate	0.00%	0.80%	0.00%	2.30%
European Investment Bank Warrants [Member]
Consolidated operations [line items]
Gain on change in fair value			$ 1,200	$ 4,700
European Investment Bank Loan [Member]
Consolidated operations [line items]
Change in fair value	$ 3,400
Research and development expenses [member]
Consolidated operations [line items]
Increase in personnel expenses	600		100
Personnel expenses	9,741	$ 9,125	19,307	19,155
Increase (decrease) in purchases, external expenses and other	(1,400)		(1,700)
Increase (decrease) in wages and salaries			(100)
Increase in non-cash stock-based compensation expense			200
Increase in depreciation and amortization expenses	300		700
Selling General and Administrative Expense [Member]
Consolidated operations [line items]
Increase in personnel expenses	400		300
Personnel expenses	2,100	1,700	4,200	3,800
Increase (decrease) in purchases, external expenses and other	800		500
Increase (decrease) in wages and salaries			(100)
Increase in non-cash stock-based compensation expense	300		400
Astra Zeneca Ireland [Member] | Joint Collaboration and Research Agreement [Member]
Consolidated operations [line items]
Revenues	$ 16,500	2,700	26,800	6,800
License Agreement with Servier [Member]
Consolidated operations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods		$ 5,400		$ 5,400
Cibus Shares [Member]
Consolidated operations [line items]
Increase decrease in loss on fair value measurement			$ (45,000)